MONTEAGLE FIXED INCOME FUND

                          PROSPECTUS DATED JUNE 1, 2000

                          209 10th Ave. South, Suite 332
                            Nashville, Tennesse 37203

                                 (800) 459-9084

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK / RETURN SUMMARY........................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND...................................4

HOW TO BUY SHARES............................................................5

HOW TO REDEEM SHARES.........................................................7

DETERMINATION OF NET ASSET VALUE.............................................8

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................8

MANAGEMENT OF THE FUND.......................................................9

FOR MORE INFORMATION................................................BACK COVER

MONTEAGLE FIXED INCOME FUND

INVESTMENT OBJECTIVE

    The investment objective of the Monteagle Fixed Income Fund is total return.

PRINCIPAL STRATEGIES

      The Fund invests primarily in investment grade intermediate term fixed income securities. These include U.S. Government securities, securities issued by agencies of the U.S Government and taxable municipal bonds. The Fund may also invest in corporate debt securities rated at least A-3 by Moody's or A- by Standard & Poor's if, in the judgement of the Fund's adviser, the incremental expected return is sufficient to outweigh the additional risk compared to U.S. Government securities.

    The Fund seeks to achieve its objective of total return through capital appreciation on the bonds and other securities held and income on those securities held. The adviser will actively manage the portfolio and, based on its assessment of market conditions, either lengthen or shorten the average maturity of the portfolio and/or switch between bonds of different sectors, with the view of maximizing the total return for the types of obligations purchased. The Fund may achieve capital appreciation by owning bonds of longer duration when interest rates are declining, protecting against large depreciation, and by owning bonds of shorter duration when interest rates are rising. In addition, the Fund may achieve capital appreciation if the credit quality of corporate and municipal bonds improve and there is a rating upgrade. For this purpose, the adviser will use its proprietary "Bond Market Watch" model to evaluate macroeconomic indicators and based on this evaluation, attempt to anticipate interest rate changes. The Fund's adviser seeks to reduce interest rate risk by maintaining an average maturity of the bonds and notes (on a dollar weighted basis) of between three and eight years. The Fund will invest at least 65% of its assets in fixed income securities.

The Fund may sell a security if, in the advisor's opinion:

o an interest rate change is expected to occur and the Fund's advisor seeks to lengthen or shorten the duration of the Fund

o a sector of the market has become less attractive for total return compared to another sector

o a security receives a rating downgrade which could increase credit risk and negatively impact the market value of the security

o a security receives a rating upgrade that positively impacts the market value of the security and the Fund's advisor wishes to capture the appreciation

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

o MANAGEMENT RISK. The strategy used by the Fund's adviser may fail to produce the intended results.

o INTEREST RATE RISK. The value of your investment may decrease when interest rates rise. To the extent the Fund invests in fixed income securities with longer maturities, the Fund will be more greatly affected by changes in interest rates, and will be more volatile, than a fund that invests in securities with shorter maturities.

o DURATION RISK. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

o CREDIT RISK. The issuer of the fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

o GOVERNMENT RISK. It is possible that the U.S. Government would not provide financial support to its agencies if it is not required to do so by law. If a U.S. Government agency in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall.

o The U. S. Governments guarantee of ultimate payment of principal and timely payment of interest on the U. S. Government securities owned by the Fund does not imply that the Funds shares are guaranteed or that the price of the Funds shares will not fluctuate. o AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.
o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.
o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THIS FUND RIGHT FOR YOU?

The Fund may be a suitable investment for:

o long term investors seeking a fund with an income and capital appreciation strategy
o investors seeking to diversify their holdings with bonds and other fixed income securities
o     investors seeking higher potential returns than a money market fund.
o     investors willing to accept price fluctuations in their investments.

GENERAL

    The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

    The investment objective and strategies of the Fund may be changed without shareholder approval.

PAST PERFORMANCE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of a Fund.

                                                            FIXED INCOME

SHAREHOLDER FEES                                                FUND
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                NONE
Maximum Deferred Sales Charge (Load)                            NONE
Redemption Fee                                                  NONE

ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee                                                  1.14%
Distribution and/or Service (12b-1) Fees                        NONE
Other Expenses1                                                 0.00%
Total Annual Fund Operating Expenses                            1.14%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual Fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                   1 YEAR $117

                                   3 YEAR $364

                                HOW TO BUY SHARES

INITIAL PURCHASE

      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the Fund;

            Mail the application and check to:
        U.S. Mail:                         Overnight:
        Monteagle Funds                    Monteagle Funds
        c/o Unified Fund Services, Inc.    c/o Unified Fund Services, Inc.
        P.O. Box 6110                      431 North Pennsylvania Street
        Indianapolis, Indiana  46206-6110  Indianapolis, Indiana  46204

BY WIRE

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800)-459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Monteagle Funds
      D.D.A.# 821637709
      Fund Name ____________________      (write in fund name)
      Account Name _________________      (write in shareholder name)
      For the Account # _______________   (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o     your name
o     the name of your account(s),
o     your account number(s),
o     the name of the Fund
o     a check made payable to the Fund
Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

HOW TO EXCHANGE SHARES

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800) 459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

    An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

    Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         Monteagle Funds
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana  46206-6110

      Proper order means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at (800) 459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      DIVIDENDS AND DISTRIBUTIONS

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

      TAXES

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe and Rusling Inc. Nashville Capital was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions.

       The Fund is authorized to pay the investment manager an annual fee equal to 1.15% of net assets up to $25 million, 1.10% of net assets from $25 million up to $50 million, 0.97% of net assets from $50 million up to $100 million, and 0.90% of net assets of $100 million and greater.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      The investment manager has retained Howe and Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to serve as the adviser to the Fixed Income Fund. The firm was established in 1930 and, as of September 30, 1999, had approximately $734 million in assets under management. The firm serves primarily individual, retirement plan, corporate and non-profit endowment clients. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Funds. Nashville Capital has agreed to pay Howe and Rusling an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25% million up to $50 million, and 0.20% of net assets of $50 million and greater.

                              FOR MORE INFORMATION

    Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800) 459-9084 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-09541

                            MONTEAGLE LARGE CAP FUND

                          PROSPECTUS DATED JUNE 1, 2000

                            209 10th Ave. South, Suite 332
                            Nashville, Tennesse 37203

                                 (800)-459-9084

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK / RETURN SUMMARY........................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND...................................4

HOW TO BUY SHARES............................................................5

HOW TO REDEEM SHARES.........................................................7

DETERMINATION OF NET ASSET VALUE.............................................8

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................8

MANAGEMENT OF THE FUND.......................................................9

FOR MORE INFORMATION................................................BACK COVER

RISK / RETURN SUMMARY

INVESTMENT OBJECTIVE

    The investment objective of the Monteagle Large Cap Fund is long term growth of capital.

PRINCIPAL STRATEGIES

    The Fund will invest at least 65% of its assets in common stocks of large capitalization U.S. companies (those with market capitalizations above $15 billion) that the Fund's adviser believes exhibit a history of increasing earnings. The adviser first analyzes various industrial sectors to select the industry groups in which the Fund will focus its investments. The adviser considers such factors as economic trends and earnings growth prospects when selecting the industries in which the Fund will focus. The adviser then ranks individual stocks in each industrial group based on certain factors, such as:

(1)   expected earnings growth;
(2) analysts' earnings estimates for the next fiscal year;
(3) return on equity;
(4)  stability  of  earnings  growth  in the  past 5  years;  and
(5)  relative price-to-earnings multiple.

The Fund will invest at least 65% of its assets in large capitalization companies.

The Fund may sell a stock if, in the adviser's opinion:

o stock appreciation has caused the stock to become too large a position in the portfolio;

o    the fundamental price objective has been achieved;

o the company has experienced a negative change in fundamentals (such as its earnings growth rate or competitive position in its industry group); or

o some or all of the factors used to rank the company have declined, combined with relative underperformance of the stock compared to the S&P 500 Index or the company's industry group.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The strategy used by the Fund's adviser may fail to produce the intended results.

o COMPANY RISK is the risk that the Fund might decrease in value in response to the activities and financial prospects of an individual company.

o MARKET RISK is the risk that the Fund might decrease in value in response to general market and economic conditions.

o VOLATILITY RISK means that common stocks tend to be more volatile than other investment choices.

o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.

o AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU? The Fund may be a suitable investment for:

o long  term  investors  seeking  a Fund  with a growth  investment  strategy
o investors  willing to accept price  fluctuations in their investment
o investors who can tolerate the greater risks associated with common stock investments

GENERAL

    The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

    The investment objective and strategies of the Fund may be changed without shareholder approval.

                                PAST PERFORMANCE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases            NONE
Maximum Deferred Sales Charge (Load)                        NONE
Redemption Fee                                              NONE

ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee                                              1.23%
Distribution and/or Service (12b-1) Fees                    NONE
Other Expenses1                                             0.00%
Total Annual Fund Operating Expenses                        1.23%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual Fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                   1 YEAR $126

                                   3 YEAR $393

                                HOW TO BUY SHARES

INITIAL PURCHASE

      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o    a check made payable to the Fund;

            Mail the application and check to:
U.S. Mail:                            Overnight:
Monteagle Funds                       Monteagle Funds
c/o Unified Fund Services, Inc.       c/o Unified Fund Services, Inc.
P.O. Box 6110                         431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110     Indianapolis, Indiana  46204


BY WIRE

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800)-459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Monteagle Funds
      D.D.A.# 821637709
      Fund  Name   ___________________   (write  in  fund  name)
      Account  Name _________________   (write  in   shareholder   name)
      For  the  Account # ______________ (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o     your name
o     the name of your account(s),
o     your account number(s),
o     the name of the Fund
o     a check made payable to the Fund
Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

HOW TO EXCHANGE SHARES

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800)-459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

    An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

    Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         Monteagle Funds
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana  46206-6110

      Proper order means your request for a redemption must include: o the Fund name and account number, o account name(s) and address, o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at (800)-459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (800)-459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      DIVIDENDS AND DISTRIBUTIONS

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

TAXES

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUNDS

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Howe and Rusling, Inc. Nashville Capital was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions.

      The Fund is authorized to pay the investment manager an annual fee equal to 1.25% of net assets up to $25 million, 1.13% of net assets from $25 million up to $50 million, 1.00% of net assets from $50 million up to $100 million, and 0.95% of net assets of $100 million and greater.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

     The investment manager has retained Howe and Rusling, Inc., 120 East Avenue, Rochester, NY 14604, to serve as the adviser to the Large Cap Fund. The firm was established in 1930 and, as of September 30, 1999, had approximately $734 million in assets under management. The firm serves primarily individual, retirement plan, corporate and non-profit endowment clients. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Funds. Nashville Capital has agreed to pay Howe and Rusling an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25% million up to $50 million, and 0.25% of net assets of $50 million and greater.

                              FOR MORE INFORMATION

    Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800)-459-9084 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-09541



                        MONTEAGLE OPPORTUNITY GROWTH FUND

                          PROSPECTUS DATED JUNE 1, 2000

                            209 10th Ave. South, Suite 332
                            Nashville, Tennesse 37203

                                 (800) 459-9084

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK/ RETURN SUMMARY.........................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND...................................4

HOW TO BUY SHARES............................................................5

HOW TO REDEEM SHARES.........................................................6

DETERMINATION OF NET ASSET VALUE.............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................8

MANAGEMENT OF THE FUND.......................................................9

FOR MORE INFORMATION................................................BACK COVER

RISK / RETURN SUMMARY

INVESTMENT OBJECTIVE

    The investment objective of the Monteagle Opportunity Growth Fund is long term growth of capital.

PRINCIPAL STRATEGIES

    The Fund seeks to achieve its objective by investing in "growth stocks." These are stocks that the Fund's adviser believes demonstrate accelerating cash flows, profit margins and/or revenues. The adviser emphasizes companies where management and/or large outside investors (such as banks, insurance companies and mutual funds) are buyers or owners of the stock or where the company itself is repurchasing its own shares on the open market. These are the "Informed Investors."

    Common sense suggests that the Informed Investors of the corporate world are far closer to the day-to-day activities of the companies they own or manage and are often in a much more informed position to gauge the long term effects certain publicly disclosed information or developments may have on the future price of their company's stock. Similar factors determine when a security is sold. For example, a stock may be sold if there are changes in trading activity by Informed Investors or changes in the company's fundamentals, such as decelerating earnings or material changes in the debt-equity ratio of the company.

      The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalizations, at the time of purchase, of $1 billion or more). Although the Fund will not concentrate in any one industry, it is anticipated that the Fund's portfolio will focus on a small, select group of industries ("growth industries") which the Fund's adviser believes offer superior growth opportunities based on overall economic trends. The Fund is a non-diversified fund, which means that the Fund may take larger positions in a small number of companies than a diversified fund. The Fund may also have a high level of portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The strategy used by the Fund's adviser may fail to produce the intended results.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices. Because the Fund will emphasize various growth industries, the value of your shares is likely to be more volatile than a fund that invests in a broader range of industries.

o NON-DIVERSIFICATION RISK. As a non-diversified fund, the Fund's portfolio may at times focus on a limited number of companies and will be subject to substantially more investment risk and potential for volatility than a diversified fund.

o TURNOVER RISK. The Fund's investment strategy may result in a high portfolio turnover rate. A high portfolio turnover would result in correspondingly greater brokerage commission expenses (which would lower the Fund's total return) and may result in the distribution to shareholders of additional capital gains for tax purposes.

o The Fund has limited operating history and the Fund's investment manager has no prior experience managing the assets of a mutual fund.

o AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

o    The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU? The Fund may be a suitable investment for:

o    long term investors seeking a Fund with a growth investment strategy

o investors who can tolerate the greater risks associated with common stock investments

o investors willing to accept greater price fluctuations than typically found with a common stock mutual fund

GENERAL

    The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

    The investment objective and strategies of the Fund may be changed without shareholder approval.

PAST PERFORMANCE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations.

FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases                  NONE
Maximum Deferred Sales Charge (Load)                              NONE
Redemption Fee                                                    NONE

ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee                                                    1.33%
Distribution and/or Service (12b-1) Fees                          NONE
Other Expenses1                                                   0.00%
Total Annual Fund Operating Expenses                              1.33%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual Fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                                   1 YEAR $136

                                   3 YEAR $424

                                HOW TO BUY SHARES

INITIAL PURCHASE

      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:

o a completed and signed investment application form (which accompanies this Prospectus);

o     a check made payable to the Fund;

            Mail the application and check to:
U.S. Mail:                              Overnight:
Monteagle Funds                         Monteagle Funds
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

BY WIRE

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800)-459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Monteagle Funds
      D.D.A.# 821637709
      Fund  Name   ___________________   (write  in  fund  name)
      Account  Name  _________________   (write  in   shareholder   name)
      For  the  Account  # _____________ (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o     your name
o     the name of your account(s),
o     your account number(s),
o     the name of the Fund
o     a check made payable to the Fund
Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

HOW TO EXCHANGE SHARES

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800) 459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

    An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

    Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         Monteagle Funds
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana  46206-6110

      Proper order means your request for a redemption must include:
o the Fund name and account number,
o account name(s) and address,
o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at (800) 459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      DIVIDENDS AND DISTRIBUTIONS

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

      TAXES

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to T.H Fitzgerald Jr. (d/b/a T.H. Fitzgerald & Co.). Nashville Capital was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions.

      The Fund is authorized to pay the investment manager an annual fee equal to 1.35% of net assets up to $25 million, 1.30% of net assets from $25 million up to $50 million, 1.18% of net assets from $50 million up to $100 million, and 1.10% of net assets of $100 million and greater.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

      The investment manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.), 180 Church Street, Naugatuck, CT 06770, to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. In 1982, Mr. Fitzgerald accepted his first institutional investment management account, a Fortune 500 corporate pension plan. Since then, he has directed the firm's resources exclusively to the management of large institutional accounts and, as of June 30, 1999, managed nearly $220 million. T.H. Fitzgerald accepts no individual or private accounts, regardless of size. The Monteagle Opportunity Growth Fund offers the individual investor with access to the firms proprietary "Informed Investors" strategy. Mr. Fitzgerald is primarily responsible for the day to day management of the Fund. Nashville Capital has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25% million up to $50 million, 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater.

                              FOR MORE INFORMATION

    Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800)-459-9084 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act #811-09541



                              MONTEAGLE VALUE FUND

                          PROSPECTUS DATED JUNE 1, 2000

                            209 10th Ave. South, Suite 332
                            Nashville, Tennesse 37203

                                 (800) 459-9084

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                                                                            PAGE

RISK / RETURN SUMMARY........................................................3

FEES AND EXPENSES OF INVESTING IN THE FUND...................................4

HOW TO BUY SHARES............................................................4

HOW TO REDEEM SHARES.........................................................6

DETERMINATION OF NET ASSET VALUE.............................................7

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................7

MANAGEMENT OF THE FUND.......................................................8

FOR MORE INFORMATION................................................BACK COVER

RISK / RETURN SUMMARY

INVESTMENT OBJECTIVE

    The investment objective of the Monteagle Value Fund is long term growth of capital.

PRINCIPAL STRATEGIES

      As a value oriented manager, the Fund's adviser takes a long term (or "buy and hold") approach to managing the Fund's portfolio. The Fund invests primarily in common stocks of medium and large capitalization U.S. companies (those with market capitalization's of $1 billion or more) that the Fund's adviser believes are undervalued based on value characteristics such as lower relative price valuations, above average earnings per share growth and higher dividend yields compared to the S&P 500 Index. The adviser will sell a stock when it believes that the stock is no longer undervalued or when the fundamentals of the company that affect revenue and profitability have changed significantly, either in a positive or negative direction.

PRINCIPAL RISKS OF INVESTING IN THE FUND

o MANAGEMENT RISK. The adviser's value-oriented approach may fail to produce the intended results.

o COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

o MARKET RISK. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.

o VOLATILITY RISK. Common stocks tend to be more volatile than other investment choices.

o AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

o The Fund has limited operating history and neither the Fund's investment manager nor the Fund's adviser has prior experience managing the assets of a mutual fund.

o     The Fund is not a complete investment program.
o As with any mutual fund investment, the Fund's returns will vary and you could lose money.

IS THE FUND RIGHT FOR YOU? The Fund may be suitable for:

o long-term investors seeking a fund with a value investment strategy o investors willing to accept price fluctuations in their investment
o investors who can tolerate the greater risks associated with common stock investments

GENERAL

    The Fund may from time to time take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, securities of no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objectives.

    The investment objective and strategies of the Fund may be changed without shareholder approval.

PAST PERFORMANCE

Although past performance of a fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the fund because it demonstrates how its returns have varied over time. The Bar Chart and Performance Table that would otherwise appear in this prospectus have been omitted because the Fund is recently organized and has less than one year of operations.

                          FEES AND EXPENSES OF THE FUND

The tables describe the fees and estimated expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases            NONE
Maximum Deferred Sales Charge (Load)                        NONE
Redemption Fee                                              NONE

ANNUAL FUND OPERATING EXPENSES
 (expenses that are deducted from Fund assets)
Management Fee                                              1.35%
Distribution and/or Service (12b-1) Fees                    NONE
Other Expenses1                                             0.00%
Total Annual Fund Operating Expenses                        1.35%

1  "Other Expenses" are based on estimated amounts for the current fiscal year.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual Fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs will be:

                              1 YEAR                          $138


                              3 YEAR                          $430



                                HOW TO BUY SHARES

INITIAL PURCHASE

      The minimum initial investment in the Fund is $25,000 ($1,500 for qualified retirement accounts and medical savings accounts. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:

o    a completed and signed investment application form (which accompanies this
           Prospectus);

o     a check made payable to the Fund;

            Mail the application and check to:
U.S. Mail:                              Overnight:
Monteagle Funds                         Monteagle Funds
c/o Unified Fund Services, Inc.         c/o Unified Fund Services, Inc.
P.O. Box 6110                           431 North Pennsylvania Street
Indianapolis, Indiana  46206-6110       Indianapolis, Indiana  46204

BY WIRE

You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call Unified Fund Services, Inc., the Fund's transfer agent, at (800)-459-9084 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, provide your bank with the following information for purposes of wiring your investment:

      Firstar Bank, N.A.
      ABA #0420-0001-3
      Attn: Monteagle Funds
      D.D.A.# 821637709
      Fund Name ____________________      (write in fund name)
      Account Name _________________      (write in shareholder name)
      For the Account # ______________    (write in account number)

      You must mail a signed application to Unified Fund Services, Inc., the Fund's transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays, which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund (subject to a $500 minimum) by mail, wire, or automatic investment. Each additional mail purchase request must contain:

o     your name
o     the name of your account(s),
o     your account number(s),
o     the name of the Fund
o     a check made payable to the Fund
Send your purchase request to the address listed above. A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

HOW TO EXCHANGE SHARES

      As a shareholder in the Fund, you may exchange shares valued at $25,000 or more for shares of any other Monteagle Fund. You may call the transfer agent at
(800) 459-9084 to exchange shares. An exchange may also be made by written request signed by all registered owners of the account mailed to the address listed above. Requests for exchanges received prior to close of trading on the New York Stock Exchange (4:00 p.m. Eastern Time) will be processed at the next determined net asset value (NAV) as of the close of business on the same day.

    An exchange is made by selling shares of one Fund and using the proceeds to buy shares of another Fund, with the NAV for the sale and the purchase calculated on the same day. An exchange results in a sale of shares for federal income tax purposes. If you make use of the exchange privilege, you may realize either a long term or short term capital gain or loss on the shares sold.

    Before making an exchange, you should consider the investment objective of the Fund to be purchased. If your exchange creates a new account, you must satisfy the requirements of the Fund in which shares are being purchased. You may make an exchange to a new account or an existing account; however, the account ownership must be identical. Exchanges may be made only in states where an exchange may legally be made. The Funds reserve the right to terminate or modify the exchange privilege at any time.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on their behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund's transfer agent.

                              HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. Presently there is no charge for wire redemptions; however, the Fund may charge for this service in the future. Any charges for wire redemptions will be deducted from your Fund account by redemption of shares. If you redeem your shares through a broker/dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

         Monteagle Funds
         c/o Unified Fund Services, Inc.
         P.O. Box 6110
         Indianapolis, Indiana  46206-6110

      Proper order means your request for a redemption must include:
o the Fund name and account number,
o account name(s) and address,
o the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at (800) 459-9084. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      ADDITIONAL INFORMATION - If you are not certain of the requirements for a redemption please call the transfer agent at (800) 459-9084. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days written notice if the value of your shares in the Fund is less than $25,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax adviser concerning the tax consequences of involuntary redemptions. You may increase the value of your shares in the Fund to the minimum amount within the 30 day period. Your shares are subject to redemption at any time if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                        DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share (NAV). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, Federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets
(including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the Fund's adviser at their fair value, according to procedures approved by the Fund's Board of Trustees. When determining fair value, factors considered include the type of security, the nature of restrictions on disposition of the security, constant date of purchase, information as to any transactions or offers with respect to the security, existence of merger proposals or lender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

      Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

      DIVIDENDS AND DISTRIBUTIONS

      The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request to the Fund. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

      TAXES

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.

                             MANAGEMENT OF THE FUND

      Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as investment manager to the Fund. In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the investment manager has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund's investment portfolio to Robinson Investment Group, Inc. Nashville Capital was formed in 1986 and, as of September 30, 1999, managed assets of approximately $98 million for financial institutions.

      The Fund is authorized to pay the investment manager an annual fee equal to 1.35% of net assets up to $25 million, 1.25% of net assets from $25 million up to $50 million, 1.10% of net assets from $50 million up to $100 million, and 1.00% of net assets of $100 million and greater.

      The investment manager pays all of the operating expenses of the Fund except brokerage, taxes, borrowing costs, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds expenses, except those specified above, are paid by the investment manager. The investment manager (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

       The investment manager has retained Robinson Investment Group, Inc., 5301 Virginia Way, Suite 150, Brentwood, TN 37027, to serve as the adviser to the Value Fund. The firm was founded in 1996 by Russell L. Robinson. Mr. Robinson and his firm currently manage assets of approximately $140 million for individuals, financial institutions, pension plans, corporations and other business entities. Mr. Russell has been the President of Robinson Investment Group since 1996. He was the Director of Investment Strategy of the investment manager, Nashville Capital Corporation, from 1990 to 1996. Mr. Russell is primarily responsible for the day-to-day management of the Value Fund. Nashville Capital has agreed to pay Russell Investment Group an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25% million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

                              FOR MORE INFORMATION

    Several additional sources of information are available to you. The Statement of Additional Information (SAI), incorporated into this prospectus by reference, contains detailed information on Fund policies and operations. Annual and semi-annual reports contain management's discussion of market conditions, investment strategies and performance results as of the Funds' latest semi-annual or annual fiscal year end.

      Call the Funds at (800) 459-9084 to request free copies of the SAI and the Funds' annual and semi-annual reports, to request other information about the Funds and to make shareholder inquiries.

      You may review and copy information about the Funds (including the SAI and other reports) at the Securities and Exchange Commission (SEC) Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Funds on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-09541